Summary of Significant Accounting Policies - Summary of Reconciliation of Condensed Balance Sheet (Details)	May 28, 2021 USD ($)
Condensed Financial Information Disclosure [Abstract]
Gross proceeds	$ 230,000,000
Issuance costs allocated to Class A common stock	(13,157,652)
Accretion of carrying value to redemption value	13,157,652
Class A common stock subject to possible redemption	$ 230,000,000